Credit Risk - Disclosure of Qualitative Criteria of Credit Risk Exposure (Details)	12 Months Ended
Dec. 31, 2021
Homes
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- In forbearance- Default in last 24m- 30 Days past due (DPD) in last 12m- Bankrupt- £100+ arrears
Consumer Finance
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- In forbearance- Deceased or Insolvent- Court ‘Return of goods’ order or Police watchlist- Agreement terminated- Payment holiday- Cash Collection
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- In forbearance- Default in last 12m- Watchlist: proactive management- Default at proxy origination
Corporate Centre
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- Watchlist: proactive management
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- In Collections- Default in last 12m- £50+ arrears
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- In forbearance- Default in last 12m- In Collections- £100+ arrears- Behaviour score indicators
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	- Fees suspended- Default in last 12m- Debit dormant >35 days- Any excess in month